SCHEDULE OF CONDENSED STATEMENTS OF LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)		Jun. 30, 2023 JPY (¥)
Operating expenses
General and administrative expenses	$ (3,484)	¥ (502,255)	¥ (404,228)		¥ (306,474)
Total operating expenses	(5,373)	(774,525)	(632,328)		(518,594)
Profit before income tax expenses	341	49,225	231,602		51,221
Income tax expense	237	34,114	94,192		18,268
Net loss		15,111	137,410		32,953
Parent [member]
Operating expenses
General and administrative expenses	(42)	(6,079)		[1]		[1]
Total operating expenses	(42)	(6,079)		[1]		[1]
Profit before income tax expenses	(42)	(6,079)		[1]		[1]
Income tax expense				[1]		[1]
Net loss	$ (42)	¥ (6,079)		[1]		[1]

[1]	Less than JPY1,000 or US$1,000